Related Party Transactions - Additional information (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Party Transactions (Textual) [Abstract]
IT service payments to NMIC and NSC		$ 361	$ 324	$ 277
Company made lease payments to NMIC		16	17	19
Total account values of group annuity and life insurance contracts		3,400	3,400
Revenue from group annuity and life insurance contracts		119	125	127
Total interest credited to the account balances		107	111	111
Revenues ceded to NMIC	[1]	444	329	369
Customer allocations to NFG funds		61,600	66,700	61,400
NFG paid to NLIC		230	221	199
Amounts on deposit with NCMC		1,400	1,000
Commercial mortgage loans		12,417	10,963
Other investments		1,891	1,493
Total commissions and fees paid		72	72	65
Notes receivable outstanding		321	313	332
Nation Wide Bank [Member]
Related Party Transactions (Textual) [Abstract]
Fixed-rate advances		1,000
Affiliate of the Company, were transferred to the Company along with of cash		772
Commercial mortgage loans		207
Fixed maturity securities		152
Other investments		65
Nationwide Trust Company [Member]
Related Party Transactions (Textual) [Abstract]
Notes receivable outstanding		$ 165	0	0
Interest rate		0.785%
Receivable due date		2019-03
Additional Paid in Capital		$ 435
Nationwide Advantage Mortgage Company [Member]
Related Party Transactions (Textual) [Abstract]
Revenues ceded to NMIC		257	158	209
Notes receivable outstanding		$ 4	7	11
Interest rate		5.57%
Receivable due date		2019-11
Minimum [Member]
Related Party Transactions (Textual) [Abstract]
Interest rate		3.27%
Receivable due date		2022-01
Maximum [Member]
Related Party Transactions (Textual) [Abstract]
Interest rate		5.00%
Receivable due date		2038-06
Nationwide Mutual Insurance Company [Member]
Related Party Transactions (Textual) [Abstract]
Revenues ceded to NMIC		$ 257	158	209
Benefits, claims and expenses		$ 237	$ 108	$ 185

[1]	Amount includes revenues ceded to NMIC of $257 million, $158 million and $209 million for the years ended December 31, 2018, 2017 and 2016, respectively, under a modified coinsurance agreement whereby all of the Company's accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC.